Net Gratuity Cost (Detail) - Gratuity ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Defined Benefit Plan Disclosure [Line Items]
Service cost	₨ 1,268.0	$ 16.7	₨ 1,107.0	₨ 965.4
Interest cost	631.2	8.3	561.6	483.3
Expected return on plan assets	(574.1)	(7.6)	(448.4)	(389.9)
Actuarial (gains)/losses	(497.7)	(6.5)	(463.6)	989.4
Net gratuity cost	₨ 827.4	$ 10.9	₨ 756.6	₨ 2,048.2